TOTAL EQUITY AND EARNINGS (LOSS) PER SHARE (Details 3) (USD $)	1 Months Ended		3 Months Ended				12 Months Ended						1 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Nov. 30, 2011	May 31, 2008	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Preferred Stock	Dec. 31, 2010 Preferred Stock	Dec. 31, 2009 Preferred Stock	Nov. 30, 2011 Common Stock	May 31, 2011 Common Stock	Nov. 30, 2009 Common Stock	May 31, 2008 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	May 27, 2011 Common Stock	Nov. 30, 2009 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2009 Treasury Stock	Nov. 30, 2009 Additional Paid-in Capital	Dec. 31, 2010 Additional Paid-in Capital	Dec. 31, 2009 Additional Paid-in Capital	Nov. 30, 2010 Equity Units transaction	May 31, 2008 Equity Units	Dec. 31, 2011 Equity Units series	Dec. 31, 2011 Series B-1 Debentures	May 31, 2008 Series B-1 Debentures	Dec. 31, 2011 Series B-2 Debentures	May 31, 2008 Series B-2 Debentures	Dec. 31, 2011 Series B-3 Debentures	May 31, 2008 Series B-3 Debentures	Dec. 31, 2011 Series E Preferred Stock	Dec. 31, 2009 Series E Preferred Stock	Dec. 31, 2011 Series F Preferred Stock	Dec. 31, 2010 Series F Preferred Stock	Dec. 31, 2009 Series F Preferred Stock	Dec. 31, 2011 Series C Preferred Stock	Dec. 31, 2009 Series C Preferred Stock	Dec. 31, 2009 Series D Preferred Stock
Rollforward of preferred stock
Balance										$ 71,983,000,000	$ 69,784,000,000	$ 40,000,000,000																								$ 41,605,000,000		$ 7,378,000,000	$ 5,179,000,000		$ 23,000,000,000		$ 40,000,000,000
AIG Series C issuance												23,000,000,000		2,887,000,000												(23,000,000,000)																23,000,000,000
AIG Series D exchange for AIG Series E												1,605,000,000														(1,605,000,000)											41,605,000,000						(40,000,000,000)
AIG Series F drawdown							20,292,000,000	2,199,000,000	5,344,000,000		2,199,000,000	5,344,000,000																											2,199,000,000	5,344,000,000
AIG Series F commitment fee									(165,000,000)			(165,000,000)																												(165,000,000)
Shares Exchanged										(71,983,000,000)																										(41,605,000,000)		(7,378,000,000)			(23,000,000,000)
Balance											71,983,000,000	69,784,000,000																									41,605,000,000		7,378,000,000	5,179,000,000		23,000,000,000
AIG Treasury Stock Retirement
Shares retired included in Treasury stock																					6,111,158
Retirement of treasury stock															(15,000,000)				(15,000,000)		(7,400,000,000)		7,400,000,000	(7,400,000,000)		(7,385,000,000)
Share Issuances and Repurchases
Issuances (in shares)							100,799,653							100,000,000		9,835,526	100,799,653
Aggregate net proceeds from issuance of common stock							5,055,000,000							2,900,000,000
Common stock sold by the Department of the Treasury (in shares)														200,000,000
Net proceeds from offering to fund Consolidated 2004 Securities Litigation settlement																				550,000,000
Interest ownership by the Department of the Treasury before stock offering and sale (as a percent)														92.00%
Interest ownership by the Department of the Treasury (as a percent)														77.00%
Common stock, par value (in dollars per share)			$ 2.50			$ 2.50	$ 2.50	$ 2.50
Aggregate purchase amount													1,000,000,000									70,000,000
Shares repurchased							70,000,000															70,000,000
Total number of shares common stock repurchased							(3,074,031)															(3,074,031)
Equity Units
Sale of equity units (in shares)																												78,400,000
Proceeds from the sale of equity units, per share (in dollars per share)																												$ 75
Proceeds from sale of equity units		20,000,000,000																										5,880,000,000
Amount of debt issued																															1,960,000,000		1,960,000,000		1,960,000,000
Cash per equity unit exchange under stock purchase contract (in dollars per share)																													$ 25
Future contract adjustment payments expressed as a percentage of the stated amount																													2.71%
Present value of future contract adjustment payments related to issuance of equity units																													431,000,000
Interest rate (as a percent)																														5.67%		5.82%		5.89%
Maximum number of equity units that the entity has commenced an offer to exchange under stock purchase contract (in shares)																											74,480,000
Common stock per equity unit exchange (in shares)																											0.09867
Cash per equity unit exchange (in dollars per share)																											$ 3.2702
Number of transactions in relation to equity units exchange offer																											2
Number of equity units exchanged (in shares)																											49,474,600
Equity units exchange, common stock portion (in shares)																											4,881,667
Equity units exchange, cash portion																											162,000,000
Loss on the extinguishment of debt	484,000,000		484,000,000	(79,000,000)	(3,313,000,000)	(104,000,000)	(2,908,000,000)	(104,000,000)																			104,000,000
Increase to equity on execution of the Exchange Offer								3,657,000,000										12,000,000							3,645,000,000		3,700,000,000
Number of equity units outstanding (in shares)																													28,925,400
Number of series of debentures remarketed																													3
Retirement of debentures																													$ 2,200,000,000
Common stock issued in connection with settlement of the stock purchase contract portion of the Equity Units (in shares)			1,906,568,099			147,124,067	1,906,568,099	147,124,067									1,906,568,099	147,124,067											1,800,000,000